     ONE GROUP(R) TECHNOLOGY FUND
                     PROSPECTUS
                     JUNE 16, 2000








                                                [ONE GROUP - LOGO]














































                              THE SECURITIES AND EXCHANGE COMMISSION HAS
                              NOT APPROVED OR DISAPPROVED THE SHARES OF
                              AND OF THE FUNDS AS AN INVESTMENT OR
                              DETERMINED WHETHER THIS PROSPECTUS IS
                              ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU
                              OTHERWISE IS COMMITTING A CRIME.

       TABLE OF
            CONTENTS

               FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE
                                   One Group Technology Fund  2
                                                              ---------


                                         MORE ABOUT THE FUND
                             Principal Investment Strategies  6
                                                              ---------
                                            Investment Risks  7
                                                              ---------
                                         Investment Policies  7
                                                              ---------
                                           Portfolio Quality  8
                                                              ---------
                               Temporary Defensive Positions  8
                                                              ---------
                                          Portfolio Turnover  9
                                                              ---------


              HOW TO DO BUSINESS WITH ONE GROUP MUTUAL FUNDS
                                      Purchasing Fund Shares  10
                                                              ---------
                                               Sales Charges  14
                                                              ---------
                         Sales Charge Reductions and Waivers  16
                                                              ---------
                                      Exchanging Fund Shares  18
                                                              ---------
                                       Redeeming Fund Shares  20
                                                              ---------

                                     SHAREHOLDER INFORMATION
                                               Voting Rights  23
                                                              ---------
                                           Dividend Policies  23
                                                              ---------
                               Tax Treatment of Shareholders  24
                                                              ---------
                                       Shareholder Inquiries  24
                                                              ---------

                        MANAGEMENT OF ONE GROUP MUTUAL FUNDS
                                                 The Advisor  25
                                                              ---------
                                           The Fund Managers  25
                                                              ---------

                            APPENDIX A: INVESTMENT PRACTICES  26
                                                              ---------

                                  FUND SUMMARY

                                  Investments, Risk & Performance

2
ONE GROUP(R)
------------------------------------

                                   FUND SUMMARY: INVESTMENTS, RISK & PERFORMANCE

                                    Technology Fund

WHAT IS THE GOAL OF THE
TECHNOLOGY FUND?        The Fund is designed to provide long-term capital
                        growth.

WHAT ARE THE TECHNOLOGY
  FUND'S MAIN INVESTMENT
  STRATEGIES?           The Fund mainly invests in equity securities of
                        companies that have developed, or are expected to develop, products, processes, or services that will provide significant technological advances and improvements. This may include, for example, companies that develop, produce or distribute products in the computer, electronics, and communications sectors. In selecting investments, the Fund will generally invest in companies that are positioned for accelerated growth or higher earnings. In addition, the Fund also may invest in companies (regardless of size) whose stocks appear to be trading below their true value. For more information about the Technology Fund's investment strategies, please read "More About the Fund" and "Principal
                        Investment Strategies."

WHAT ARE THE MAIN RISKS
  OF INVESTING IN THE
  TECHNOLOGY FUND?      The main risks of investing in the Technology Fund and
                        the circumstances likely to adversely affect your investment are described below. The share price of the Technology Fund will change every day in response to interest rates and other market conditions. You may lose money if you invest in the Technology Fund. For additional information on risk, please read "Investment
                        Risks."

------------------------------------
                              Technology Fund

                MAIN RISKS
--------------------------
                        Securities Of Technology Companies. The Fund's performance is closely tied to and affected by the technology sector. The stock price of technology companies tends to be more volatile than the stock price of companies in other industries. In addition, the valuation of many technology stocks could be high when considered by such traditional measures of value as price to earnings ratios. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. Further, because of the rapid pace of technological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles. As a result, the Fund's value and its returns may be considerably more volatile and pose greater risks than the values and returns of other mutual funds that do not focus their investments on companies in the technology sector.

                        Smaller Companies. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market, and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of your investment in the Fund. Finally, emerging companies in the technology sector may not be profitable and may not anticipate earning profits in the foreseeable future.


                        Market Risk. The Fund invests in equity securities (such as stocks) which are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Initial public offerings ("IPOs") and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow. Equity securities also are subject to "stock market risk" meaning that stock prices in general (or technology stock prices in particular) may decline over short or extended periods of time. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.



                        Derivative Risk. The Fund invests in securities that may be considered to be DERIVATIVES. The value of derivative securities (like mortgage-backed securities) is dependent upon the performance of underlying assets or securities. If the underlying assets do not perform as expected, the value of the derivative security and your investment in the Fund declines. Derivatives are more volatile and are riskier in terms of both liquidity and value than traditional investments.



                        Non-Diversified. The Fund is considered non-diversified and can invest more of its assets in securities of a single issuer than a "diversified" fund. In addition, the Fund's investments are concentrated in the technology sector. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the technology sector of the economy.

4

                        Not FDIC insured. An investment in the Fund is not a deposit of Bank One Corporation or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                        Because the Fund recently began operations, investment performance is not available.

------------------------------------
                              Technology Fund
              FEES AND EXPENSES
This table describes the fees
and expenses that you may pay
if you buy and hold shares of
the Fund.

                       EXAMPLES

The examples are intended to
help you compare the cost of
investing in the Fund with the
cost of investing in other
mutual funds. The examples
assume that you invest $10,000
in the Fund for the time
periods indicated and reflect
what you would pay if you
either redeemed all of your
shares or if you continued to
hold them at the end of the
periods shown. The examples
also assume that your
investment has a 5% return each
year and that the fund's
operating expenses remain the
same. Your actual costs may be
higher or lower than those
shown below. There is no sales
charge (load) on reinvested
dividends.


                                     SHAREHOLDER FEES
                                     ----------------------------------------------------------------------------------------------
                                     (fees paid directly from your investment) (1)    CLASS A   CLASS B   CLASS C   CLASS I
                                     ----------------------------------------------------------------------------------------------
                                     Maximum Sales Charge (Load) Imposed on
                                       Purchases                                       5.25%      NONE      NONE      NONE
                                       (as a percentage of offering price)
                                     ----------------------------------------------------------------------------------------------
                                     Maximum Deferred Sales Charge (Load)             NONE(2)    5.00%     1.00%      NONE
                                       (as a percentage of original purchase price
                                       of redemption proceeds, as applicable)
                                     ----------------------------------------------------------------------------------------------
                                     Redemption Fee                                     NONE      NONE      NONE      NONE
                                     ----------------------------------------------------------------------------------------------
                                     Exchange Fee                                       NONE      NONE      NONE      NONE
                                     ----------------------------------------------------------------------------------------------



                                     ANNUAL FUND OPERATING EXPENSES
                                     ---------------------------------------------------------------------------------------------
                                     (expenses that are deducted from Fund assets)   CLASS A   CLASS B   CLASS C   CLASS I
                                     ---------------------------------------------------------------------------------------------
                                     Investment Advisory Fees                         1.00%     1.00%     1.00%     1.00%
                                     ---------------------------------------------------------------------------------------------
                                     Distribution [and/or Service] (12b-1) Fees        .35%     1.00%     1.00%      NONE
                                     ---------------------------------------------------------------------------------------------
                                     Other Expenses (3)                                .50%      .50%      .50%      .50%
                                     ---------------------------------------------------------------------------------------------
                                     Total Annual Fund Operating Expenses             1.85%     2.50%     2.50%     1.50%
                                     ---------------------------------------------------------------------------------------------
                                     Fee Waiver and/or Expense Reimbursement (4)      (.30%)    (.20%)    (.20%)    (.20%)
                                     ---------------------------------------------------------------------------------------------
                                     Net Expenses                                     1.55%     2.30%     2.30%     1.30%
                                     ---------------------------------------------------------------------------------------------


                        (1) If you buy or sell shares through a Shareholder
                            Servicing Agent, you may be charged separate transaction fees by the Shareholder Servicing Agent. In addition, an annual $10.00 sub-minimum account fee may be applicable and a $7.00 charge may be deducted from redemption amounts paid by wire.

                        (2) Except for purchases of $1 million or more.
                            Please see "Sales Charges."


                        (3) Expense information is based on estimated amounts
                            for the current fiscal year.



                        (4) Banc One Investment Advisors Corporation and The
                            One Group Services Company have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 1.55% for Class A shares, 2.30% for Class B shares, 2.30% for Class C shares, and 1.30% for Class I shares until October 31, 2000.


                                                                                     CLASS B (2)                     CLASS C
                                                                                      ASSUMING                      ASSUMING
                                                                      CLASS B (2)   REDEMPTION AT     CLASS C     REDEMPTION AT
                                                                      ASSUMING NO    THE END OF     ASSUMING NO    THE END OF
                                                            CLASS A   REDEMPTION     EACH PERIOD    REDEMPTION     EACH PERIOD
                                     ------------------------------------------------------------------------------------------
                                     1 Year (1)             $  674      $  233         $  733         $  233         $  333
                                     ------------------------------------------------------------------------------------------
                                     3 Years                $1,049      $  760         $1,060         $  760         $  760
                                     ------------------------------------------------------------------------------------------
                                     5 Years                $1,447      $1,313         $1,513         $1,313         $1,313
                                     ------------------------------------------------------------------------------------------
                                     10 Years               $2,557      $2,661         $2,661         $2,821         $2,821
                                     ------------------------------------------------------------------------------------------


                                                            CLASS I
                                     ---------------------  ---------------
                                     1 Year (1)             $  132
                                     ----------------------------------------------
                                     3 Years                $  454
                                     -------------------------------------------------------
                                     5 Years                $  800
                                     ----------------------------------------------------------------
                                     10 Years               $1,773
                                     -------------------------------------------------------------------------


                        (1) Without contractual fee waivers, 1 Year expenses
                            would be as follows:

                                         Class A                         $703
                                         Class B (no redemption)         $253
                                         Class B (with redemption)       $753
                                         Class C (no redemption)         $253
                                         Class C (with redemption)       $353
                                         Class I                         $153

                        (2) Class B shares automatically convert to Class A
                            shares after eight (8) years. Therefore, the number in the "10 Years" example for Class B Shares represents a combination of Class A and Class B operating expenses.

6
ONE GROUP(R)

------------------------------------

                        More About the Fund

                        The Fund described in this Prospectus is a series of One Group Mutual Funds and is managed by Banc One Investment Advisors Corporation. For more information about One Group and Banc One Investment Advisors, please read "Management of One Group Mutual Funds" and the Statement of Additional Information.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT
   STRATEGIES           This Prospectus describes a mutual fund that is designed
                        to provide long-term growth of capital. The principal investment strategies that are used to meet the Fund's investment objective are described in Fund Summary:
                        Investments, Risk, & Performance in the front of this prospectus. They are also described below.


                        - The Fund mainly invests in equity securities of
                          companies that have, or are expected to develop products, processes or services that will provide significant technological advances and improvements.


                        - The Fund normally invests at least 65% of its total
                          assets in common and preferred stocks, rights, warrants, convertible securities, and other equity securities of companies that develop significant technological advancements or improvements.

                        - Up to 35% of the Fund's total assets may be invested
                          in U.S. government securities, other investment grade fixed income securities, cash and cash equivalents, and equity securities of companies outside the technology industry.

                        - The Fund may also invest up to 25% of its net assets
                          in the securities of foreign issuers.

                        - The Fund also may engage in securities lending.

                        - Not all the securities purchased by the Fund will pay
                          dividends.

                        There can be no assurance that the Fund will achieve its investment objectives. Please note that the Fund may also use strategies that are not described below, but which are described in the Statement of Additional Information.

--------------------------------------------------------------------------------
 INVESTMENT RISKS       The risks associated with investing in the Technology
                        Fund are described below and in Fund Summary:
                        Investments, Risk, & Performance at the front of this prospectus.

-----

                        SECURITIES OF TECHNOLOGY COMPANIES. The Fund invests a significant portion of its assets in the securities of companies in the technology sector. Because of this focus, the Fund's performance is closely tied to and affected by this sector. The valuation of many technology stocks could be high when considered by such traditional measures of value as price to earnings ratios, price to book, or dividend yield. This reflects the fact that many technology stocks are issued by relatively new companies that have not yet achieved profitability. Companies in the rapidly changing technology field also often have unusually high price volatility. For example, products and services that at first appear promising may not prove commercially successful. Such earnings disappointments can result in sharp stock price declines. Competitive pressures also may have a significant effect on the financial condition of technology-sensitive companies. For example, if technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, increasingly aggressive pricing may affect the profitability of companies in which the Fund invests. In addition, because of the rapid pace of technological development, products and services produced by companies in which the Fund invests may become obsolete or have relatively short product cycles. As a result, the Fund's value and returns may be considerably more volatile and pose greater risks than the value and returns of other mutual funds with greater diversification among economic sectors.



                        DERIVATIVES. The Fund may invest in securities that are considered to be DERIVATIVES. These securities may be more volatile than other investments. Derivatives present, to varying degrees, market, credit, leverage, liquidity, and management risks. A Fund's use of derivatives may cause the Fund to recognize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund did not use such instruments.


                        WHAT IS A DERIVATIVE?

              Derivatives are securities or contracts
              (like futures and options) that derive
              their value from the performance of
              underlying assets or securities.


                        For more information about risks associated with the types of investments that the Technology Fund may purchase, please read Fund Summary: Investments, Risk, & Performance, Appendix A and the Statement of Additional Information.


--------------------------------------------------------------------------------
INVESTMENT POLICIES     The Fund's investment objective and the investment
                        policies summarized below are fundamental. This means that they cannot be changed without the consent of a majority of the outstanding shares of the Fund. The full text of the fundamental policies can be found in the Statement of Additional Information.

8

-----
                        The Fund may not:

                        1. Concentrate its investments in the securities of one
                           or more issuers conducting their principal business in a particular industry or group of industries (except the technology sector). This does not include obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

                        2. Make loans, except that the Fund may (i) purchase or
                           hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending.

                        Additional investment policies can be found in the Statement of Additional Information.

--------------------------------------------------------------------------------
  PORTFOLIO QUALITY     Various rating organizations (like Standard & Poor's
                        Corporation and Moody's Investor Service) assign ratings to securities. Equity securities, which will make up the bulk of the Fund's investments, are not rated by rating organizations. Generally, ratings are divided into two main categories: "Investment Grade Securities" and "Non-Investment Grade Securities." Although there is always a risk of default, rating agencies believe that issuers of Investment Grade Securities have a high probability of making payments on such securities.
                        Non-Investment Grade Securities include securities that, in the opinion of the rating agencies, are more likely to default than Investment Grade Securities. The Fund only purchases securities that meet the rating criteria described below. Banc One Investment Advisors will look at a security's rating at the time of investment. If the securities are unrated, Banc One Investment Advisors must determine that they are of comparable quality to rated securities.

-----

                        RATINGS OF THE FUND'S SECURITIES


                        - Corporate bonds generally will be rated in one of the
                          three highest investment grade categories.

                        - Banc One Investment Advisors reserves the right to
                          invest in corporate bonds which present attractive opportunities and are rated in the lowest investment grade category. These corporate bonds may be riskier than higher rated bonds.

                        For more information about ratings, please see "Description of Ratings" in the Statement of Additional Information.
--------------------------------------------------------------------------------

TEMPORARY DEFENSIVE
   POSITIONS            To respond to unusual market conditions, the Fund may
                        invest all or most of its assets in cash and CASH
                        EQUIVALENTS for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Fund from meeting its investment objectives.


                      WHAT IS A CASH EQUIVALENT?

              Cash Equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. Government, its agencies and instrumentalities, repurchase agreements
              (other than equity repurchase agreements), certificates of deposit, bankers' acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market funds and bank money market deposit accounts.

--------------------------------------------------------------------------------
PORTFOLIO TURNOVER      The Fund may engage in active and frequent trading of
                        portfolio securities to achieve their principal investment strategies. Portfolio turnover may vary greatly from year to year, as well as within a particular year. The Fund anticipates a portfolio turnover rate well above that of other mutual funds that do not concentrate their investments in the technology sector. It is not uncommon for technology funds to have turnover rates of 200 -- 300%.

                        Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to you. To the extent portfolio turnover results in short-term capital gains, such gains will generally be taxed at ordinary income tax rates.

10

ONE GROUP(R)

------------------------------------

                                   How to Do Business with
                                   One Group Mutual Funds

--------------------------------------------------------------------------------
PURCHASING FUND SHARES

 WHERE CAN I BUY SHARES?You may purchase Fund shares from the following sources:

                        - The One Group Services Company, and

                        - Shareholder Servicing Agents. These include investment
                          advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan sponsors, or other intermediaries. Shares purchased this way will be held for you by the Shareholder Servicing Agent.

  WHEN CAN I BUY SHARES?- Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange ("NYSE") is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

                        - Purchase requests received by The One Group Services
                          Company before 4 p.m. Eastern Time ("ET") will be effective that day. On occasion, the NYSE will close before 4 p.m. ET. When that happens, purchase requests received after the NYSE closes will be effective the following business day.

                        - Purchase orders may be cancelled by the Fund's
                          Custodian, State Street Bank and Trust Company, if it does not receive "federal funds" by 4:00 p.m. ET (i) on the business day after the order is placed if you are buying Class I shares, or (ii) on the third business day if you are purchasing Class A, Class B or Class C shares.

                        - If a Shareholder Servicing Agent holds your shares, it
                          is the responsibility of the Shareholder Servicing Agent to send your purchase or redemption order to the Fund. Your Shareholder Servicing Agent may have an earlier cut-off time for purchase and redemption requests.

                        - The One Group Services Company can reject a purchase
                          order if it does not think that it is in the best interests of a Fund and/or its shareholders to accept the order.

                        - Shares are electronically recorded. Therefore,
                          certificates will not be issued.

WHAT KIND OF SHARES
   CAN I BUY?           One Group offers the following classes of shares:
                        - Class A, Class B and Class C shares are available to
                          the general public.

                        - Class I shares are available to institutional
                          investors and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity. We will refer to these entities as "Intermediaries."

                        - When deciding what class of shares to buy, you should
                          consider the amount of your investment, the length of time you intend to hold the shares, and the sales charges and expenses applicable to each class of shares. If you intend to hold your shares for six or more years, Class B shares may be more appropriate for you. If you intend to hold your shares for less than six years, you may want to consider Class A or Class C shares. Sales charges are discussed in the section of this prospectus entitled SALES CHARGES.


                        One Group Fund Direct IRA and 403(b). One Group offers retirement plans. These plans allow participants to defer taxes while their retirement savings grow. Call The One Group Services Company at 1-800-480-4111 for an Adoption Agreement.


HOW MUCH DO SHARES COST?- Shares are sold at net asset value ("NAV") plus a sales charge, if any.

                        - Each class of shares in the Fund has a different NAV.
                          This is primarily because each class has different distribution expenses.

                        - NAV per share is calculated by dividing the total
                          market value of the Fund's investments and other assets allocable to a class (minus class expenses) by the number of outstanding shares in that class.

                        - The Fund's NAV changes every day. NAV is calculated
                          each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes.

HOW DO I OPEN AN ACCOUNT?
                        1. Read the prospectus carefully.
                        2. Decide how much you want to invest.

                          - The minimum initial investment is $1,000 ($100 for
                            employees of Bank One Corporation and its affiliates). The minimum initial investment for an IRA and 403(b) is $250.

                          - Subsequent investments must be at least $25.

                          - You may purchase no more than $249,999 of Class B
                            shares. This is because Class A shares offer a reduced sales charge on purchases of $250,000 or more and have lower expenses. The section of this prospectus entitled WHAT KIND OF SHARES CAN I BUY? provides information that can help you choose the appropriate share class.

                          - The One Group Services Company may waive these
                            minimums.

                        3. Complete the Account Application Form. Be sure to
                           sign up for all of the Account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.


                        4. Send the completed application and a personal check
                           (unless you choose to pay by wire) to:


                            STATE STREET BANK AND TRUST COMPANY
                            C/O ONE GROUP
                            P.O. BOX 8528
                            BOSTON, MA 02266-8528

                          Contributions to Fund Direct IRAs should be made payable to "State Street Bank and Trust Company for the Benefit of (your name)."

                          If you choose to pay by wire, please call The One Group Services Company at 1-800-480-4111.

12

                        5. All checks must be in U.S. dollars. One Group does
                           not accept "third party checks." Checks made payable to any individual or company and endorsed to One Group Mutual Funds are considered third party checks.

                          All checks must be payable to one of the following:

                          - One Group Mutual Funds;

                          - State Street Bank and Trust Company; or

                          - One Group Technology Fund.

                          Checks made payable to any party other than those listed above will be returned to the address provided on the account application.


                        6. If you redeem shares purchased by check, One Group
                           will delay forwarding your redemption proceeds until payment has been collected from your bank. One Group generally receives payment within seven (7) business days of purchase.


                        7. If you purchase shares through a Shareholder
                           Servicing Agent, you may be required to complete additional forms or follow additional procedures. You should contact your Shareholder Servicing Agent regarding purchases, exchanges and redemptions.

                        8. If you have any questions, contact your Shareholder
                           Servicing Agent or call The One Group Services Company at 1-800-480-4111.

CAN I PURCHASE SHARES
  OVER THE TELEPHONE?   Yes. Simply select this option on your Account
                        Application Form and then:
                        - Contact your Shareholder Servicing Agent or The One
                          Group Services Company at 1-800-480-4111 to relay your purchase instructions.

                        - Authorize a bank transfer or initiate a wire transfer
                          to the following wire address:

                            STATE STREET BANK AND TRUST COMPANY
                            ATTN: CUSTODY & SHAREHOLDER SERVICES
                            ABA 011 000 028
                            DDA 99034167
                            FBO ONE GROUP FUND
                              (EX: ONE GROUP TECHNOLOGY -- A)
                            YOUR ACCOUNT NUMBER
                              (EX: 123456789)
                            YOUR ACCOUNT REGISTRATION
                              (EX: JOHN SMITH & MARY SMITH, JTWROS)

                        - One Group uses reasonable procedures to confirm that
                          instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

                        - You may revoke your right to make purchases over the
                          telephone by sending a letter to:

                            STATE STREET BANK AND TRUST COMPANY
                            C/O ONE GROUP
                            P.O. BOX 8528
                            BOSTON, MA 02266-8528

CAN I AUTOMATICALLY
INVEST ON A SYSTEMATIC
  BASIS? Yes. After your Account is established, you may purchase additional Class A, Class B and Class C shares by making automatic monthly investments from your bank account. To establish a Systematic Investment Plan:

                        - Select the "Systematic Investment Plan" option on the
                          Account Application Form.

                        - Provide the necessary information about the bank
                          account from which your investments will be made.


                        - Shares purchased under a Systematic Investment Plan
                          may not be redeemed for five (5) business days.


                        - One Group currently does not charge for this service,
                          but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

                        - You may revoke your election to make systematic
                          investments by calling The One Group Services Company at 1-800-480-4111 or by sending a letter to:

                            STATE STREET BANK AND TRUST COMPANY
                            C/O ONE GROUP
                            P.O. BOX 8528
                            BOSTON, MA 02266-8528

CONVERSION FEATURE      Your Class B shares automatically convert to Class A
                        shares after eight years (measured from the end of the month in which they were purchased).

                        - After conversion, your shares will be subject to the
                          lower distribution and shareholder servicing fees charged on Class A shares.

                        - You will not be assessed any sales charges or fees for
                          conversion of shares, nor will you be subject to any Federal income tax.

                        - Because the share price of the Class A shares may be
                          higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.

                        - If you have exchanged Class B shares of a One Group
                          Fund for Class B shares of another, the time you held the shares in each One Group Fund will be added together.

14

--------------------------------------------------------------------------------
       SALES CHARGES    The One Group Services Company compensates Shareholder
                        Servicing Agents who sell shares of One Group Mutual
                        Funds. Compensation comes from sales charges, 12b-1 fees and payments by The One Group Services Company from its own resources.

            CLASS A
SHARES
-------------------------
                        This table shows the amount of sales charge you pay and the commissions paid to Shareholder Servicing Agents.

--------------------------------------------------------------------------------

                                           AMOUNT         SALES CHARGE       SALES CHARGE           COMMISSION
                                             OF          AS A % OF THE          AS A %                AS A %
                                         PURCHASES       OFFERING PRICE   OF YOUR INVESTMENT     OF OFFERING PRICE
                                     LESS THAN $50,000       5.25%              5.54%                  4.75%
                                     -------------------------------------------------------------------------------
                                     $50,000-$99,999         4.50%              4.71%                  4.05%
                                     -------------------------------------------------------------------------------
                                     $100,000-$249,999       3.50%              3.63%                  3.05%
                                     -------------------------------------------------------------------------------
                                     $250,000-$499,999       2.50%              2.56%                  2.05%
                                     -------------------------------------------------------------------------------
                                     $500,000-$999,999       2.00%              2.04%                  1.60%
                                     -------------------------------------------------------------------------------
                                     $1,000,000*             0.00%              0.00%                  0.00%
                                     -------------------------------------------------------------------------------


                        * If you purchase $1 million or more of Class A shares
                          and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A shares within one year of purchase and 0.50% of the purchase price if you redeem within two years of purchase, unless The One Group Services Company receives notice before you invest indicating that your Shareholder Servicing Agent is waiving its commission.


           CLASS B SHARES
-------------------------
                        Class B shares are offered at NAV, without any up-front sales charges. However, if you redeem these shares within six years of the purchase date, you will be assessed a Contingent Deferred Sales Charge ("CDSC") according to the following schedule:

---------------------------------------------------------

                                         YEARS          CDSC AS A %
                                         SINCE        OF DOLLAR AMOUNT
                                       PURCHASE      SUBJECT TO CHARGE
                                          0-1              5.00%
                                     -----------------------------------
                                          1-2              4.00%
                                     -----------------------------------
                                          2-3              3.00%
                                     -----------------------------------
                                          3-4              3.00%
                                     -----------------------------------
                                          4-5              2.00%
                                     -----------------------------------
                                          5-6              1.00%
                                     -----------------------------------
                                      MORE THAN 6          0.00%
                                     -----------------------------------

                        The One Group Services Company pays a commission of 4.00% of the original purchase price to Shareholder Servicing Agents who sell Class B shares.

           CLASS C SHARES
-------------------------
                        Class C shares are offered at NAV, without any up-front sales charge. However, if you redeem your shares within one year of the purchase date, you will be assessed a CDSC as follows:

---------------------------------------------------------

                                         YEARS          CDSC AS A %
                                         SINCE        OF DOLLAR AMOUNT
                                       PURCHASE      SUBJECT TO CHARGE
                                          0-1              1.00%
                                     -----------------------------------
                                      AFTER FIRST
                                          YEAR              NONE
                                     -----------------------------------

                        Shareholder Servicing Agents selling Class C shares receive a commission of 1.00% of the original purchase price from The One Group Services Company.

                        How the CDSC is Calculated

                        - The Fund assumes that all purchases made in a given
                          month were made on the first day of the month.

                        - The CDSC is based on the current market value or the
                          original cost of the shares, whichever is less.

                        - No CDSC is imposed on share appreciation, nor is a
                          CDSC assessed on shares acquired through reinvestment of dividends or capital gains distributions.

                        - To keep your CDSC as low as possible, the Fund first
                          will redeem the shares you have held for the longest time and thus have the lowest CDSC.

                        - If you exchange Class B or Class C shares of an
                          unrelated mutual fund for Class B or Class C shares of One Group in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to One Group shares you receive in the reorganization.

               12b-1 FEES
-------------------------
                        Each One Group Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution and shareholder servicing fees for the sale and distribution of shares of the Funds. These fees are called 12b-1 fees. 12b-1 fees are paid by One Group to The One Group Services Company as compensation for its services and expenses. The One Group Services Company in turn pays all or part of the 12b-1 fee to Shareholder Servicing Agents that sell shares of One Group.

                        The 12b-1 fees vary by share class as follows:

                        1. Class A shares pay a 12b-1 fee of .35% of the average
                           daily net assets of the Fund, which is currently being waived to .25%.

                        2. Class B and Class C shares pay a 12b-1 fee of 1.00%
                           of the average daily net assets of the Fund. This will cause expenses for Class B and Class C shares to be higher and dividends to be lower than for Class A shares.

                        3. There are no 12b-1 fees for Class I shares.

                        12b-1 fees, together with the CDSC, help The One Group Services Company sell Class B and Class C shares without an "up-front" sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Shareholder Servicing Agents.


                        - The One Group Services Company may use up to .25% of
                          the fees for shareholder servicing and up to .75% for distribution.


                        - The One Group Services Company may pay 12b-1 fees to
                          its affiliates and to Banc One Investment Advisors and its affiliates (or any sub-advisor) for brokerage and other agency transactions.

                        Because 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

16

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS
   AND WAIVERS

  REDUCING YOUR CLASS A There are several ways you can reduce the sales charges
   SALES CHARGES        you pay on Class A shares:
-----------------------


                        1. Right of Accumulation: You may add the market value
                           of any Class A, Class B or Class C shares of a One Group Fund (except a money market fund) that you (and your spouse and minor children) already own to the amount of your next Class A purchase for purposes of calculating the sales charge. An Intermediary also may take advantage of this option.

                        2. Letter of Intent: With an initial investment of
                           $2,000, you may purchase Class A shares of one or more One Group Funds over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested.

                        To take advantage of the accumulation privilege or letter of intent, complete the appropriate section of your fund application, or contact your investment representative. To determine if you are eligible for the accumulation privilege, contact The One Group Services Company at 1-800-480-4111. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A
  SALES CHARGE          No sales charge is imposed on Class A shares of the Fund
---------------------   if the shares were:


                        1. Bought with the reinvestment of dividends and capital
                           gains distributions.

                        2. Acquired in exchange for other Fund shares if a
                           comparable sales charge has been paid for the exchanged shares.

                        3. Bought by officers, directors or trustees, retirees
                           and employees (and their spouses and immediate family members) of:

                          - One Group.

                          - Bank One Corporation and its subsidiaries and
                            affiliates.

                          - The One Group Services Company and its subsidiaries
                            and affiliates.

                          - State Street Bank and Trust Company and its
                            subsidiaries and affiliates.

                          - Broker/dealers who have entered into dealer
                            agreements with One Group and their subsidiaries and affiliates.

                          - An investment sub-advisor of a fund of One Group and
                            such sub-advisor's subsidiaries and affiliates.

                        4. Bought by:


                          - Affiliates of Bank One Corporation and certain
                            accounts (other than IRA Accounts) for which an Intermediary acts in a fiduciary, advisory, agency, or custodial capacity or accounts which participate in select affinity programs with Bank One Corporation and its affiliates and subsidiaries.


                          - Accounts as to which a bank or broker-dealer charges
                            an asset allocation fee, provided the bank or broker-dealer has an agreement with The One Group Services Company.

                          - Certain retirement and deferred compensation plans
                            and trusts used to fund those plans, including, but not limited to, those defined in sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts."

                          - Shareholder Servicing Agents who have a dealer
                            arrangement with The One Group Services Company, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such Shareholder Servicing Agents who place trades for their own accounts if the accounts are linked to the master account of such Shareholder Servicing Agent.

                        5. Bought with proceeds from the sale of Class I shares
                           of a One Group Fund or acquired in an exchange of Class I shares of a Fund for Class A shares of the same Fund, but only if the purchase is made within 60 days of the sale or distribution.

                        6. Bought with proceeds from the sale of shares of a
                           mutual fund, including a One Group Fund, for which a sales charge was paid, but only if the purchase is made within 60 days of the sale or distribution.

                        7. Bought in an IRA with the proceeds of a distribution
                           from an employee benefit plan, but only if the purchase is made within 60 days of the sale or distribution and, at the time of the distribution, the employee benefit plan had plan assets invested in a One Group Fund.

                        8. Bought with assets of One Group.


                        9. Bought in connection with plans of reorganization of
                           a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.


WAIVER OF THE CLASS B
  SALES CHARGE          No sales charge is imposed on redemptions of Class B
---------------------   shares of the Fund:


                        1. If you withdraw no more than 10% of the value of your
                           account in a 12 month period. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

                        2. If you buy the shares in connection with certain
                           retirement plans, such as 401(k) and similar qualified plans.


                        3. If you are the shareholder (or a joint shareholder),
                           or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code) after the account is opened, but only if the redemption is made within one year of such death or disability.


                        4. That represent a minimum required distribution from
                           an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.


                        5. Exchanged in connection with plans of reorganization
                           of the Fund, such as mergers, asset acquisitions and exchange offers to which a One Group Fund is a party.


                        6. Exchanged for Class B shares of other One Group
                           Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I pay a Sales Charge on an Exchange?.

18

WAIVER OF THE CLASS C
  SALES CHARGE          No sales charge is imposed on redemptions of Class C
---------------------   shares of the Fund:


                        1. If you withdraw no more than 10% of the value of your
                           account. Shares received from dividend and capital gains reinvestment are included in calculating amounts eligible for this waiver. You need to participate in the Systematic Withdrawal Plan to take advantage of this waiver.

                        2. If you buy the shares in connection with certain
                           retirement plans, such as 401(k) and similar qualified plans.


                        3. If you are the shareholder (or a joint shareholder),
                           or a participant or beneficiary of certain retirement plans and you die or become disabled (as defined by the Tax Code) after the account is opened, but only if the redemption is made within one year of such death or disability.


                        4. That represent a minimum required distribution from
                           an IRA Account or other qualifying retirement plan, but only if you are at least age 70 1/2.


                        5. Exchanged in connection with plans of reorganization
                           of the Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.


                        6. Exchanged for Class C shares of other One Group
                           Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read Do I pay a Sales Charge on an Exchange?.

                        7. If The One Group Services Company receives notice
                           before you invest indicating that your Shareholder Servicing Agent, due to the type of account that you have, is waiving its commission.


WAIVER QUALIFICATIONS

---------------------

                        To take advantage of any of these sales charge waivers, you must qualify for such waiver in advance. To see if you qualify, contact The One Group Services Company at 1-800-480-4111 or your Shareholder Servicing Agent. These waivers will not continue indefinitely and may be discontinued at any time without notice.


--------------------------------------------------------------------------------
EXCHANGING FUND SHARES

WHAT ARE MY EXCHANGE
  PRIVILEGES?           You may make the following exchanges:

                        - Class I shares of the Fund may be exchanged for Class
                          A shares of the Fund or for Class A or Class I shares of another One Group Fund.

                        - Class A shares of the Fund may be exchanged for Class
                          I shares of the Fund or for Class A or Class I shares of another One Group Fund, but only if you are eligible to purchase those shares.

                        - Class B shares of the Fund may be exchanged for Class
                          B shares of another One Group Fund.

                        - Class C shares of the Fund may be exchanged for Class
                          C shares of another One Group Fund.

                        One Group Funds offer a Systematic Exchange Privilege which allows you to automatically exchange shares of one fund to another on a monthly or quarterly basis. This privilege is useful in Dollar Cost Averaging. To participate in the Systematic Exchange Privilege, please select it on your Account Application. To learn more about it, please call The One Group Services Company at 1-800-480-4111.


                        One Group does not charge a fee for this privilege. In addition, One Group may change the terms and conditions of your exchange privileges upon 60 days written notice.

WHEN ARE EXCHANGES
  PROCESSED?            Exchanges are processed the same business day they are
                        received, provided:

                        - State Street Bank and Trust Company receives the
                          request by 4:00 p.m., ET.

                        - You have provided One Group with all of the
                          information necessary to process the exchange.

                        - You have received a current prospectus of the Fund or
                          Funds in which you wish to invest.

                        - You have contacted your Shareholder Servicing Agent,
                          if necessary.

DO I PAY A SALES CHARGE
  ON AN EXCHANGE?       Generally, you will not pay a sales charge on an
                        exchange. However:

                        - You will pay a sales charge if you own Class I shares
                          of a Fund and you want to exchange those shares for Class A shares, unless you qualify for a sales charge waiver (see above).

                        - You will pay a sales charge if you bought Class A
                          shares of a Fund:

                          1. That does not charge a sales charge and you want to
                             exchange them for shares of a Fund that does, in which case you would pay the sales charge applicable to the Fund into which you are exchanging.

                          2. That charged a lower sales charge than the Fund
                             into which you are exchanging, in which case you would pay the difference between that Fund's sales charge and all other sales charges you have already paid.

                        - If you exchange Class B or Class C shares of a Fund,
                          you will not pay a sales charge at the time of the exchange, however:

                          1. Your new Class B or Class C shares will be subject
                             to the higher CDSC of either the Fund from which you exchanged, the Fund into which you exchanged, or any Fund from which you previously exchanged.

                          2. The current holding period for your exchanged Class
                             B or Class C shares is carried over to your new shares.

   ARE EXCHANGES TAXABLE?
                        Generally:

                        - An exchange between classes of shares of the same Fund
                          is not taxable for Federal income tax purposes.

                        - An exchange between Funds is considered a sale and
                          generally results in a capital gain or loss for Federal income tax purposes.

20

                        - You should talk to your tax advisor before making an
                          exchange.

ARE THERE LIMITS ON
  EXCHANGES?            Yes. The exchange privilege is not intended as a way for
                        you to speculate on short-term movements in the market and the Fund does not permit excessive trading or market timing. Therefore:

                        - To prevent disruptions in the management of the Funds,
                          One Group limits excessive exchange activity.

                        - Exchange activity is excessive if it EXCEEDS TWO
                          SUBSTANTIVE EXCHANGE REDEMPTIONS (WITHIN 30 DAYS OF EACH OTHER) WITHIN A TWELVE MONTH PERIOD.

                        - In addition, One Group reserves the right to reject
                          any exchange request (even those that are not excessive) if the Fund reasonably believes that the exchange will result in excessive transaction costs or otherwise adversely affect other shareholders.

--------------------------------------------------------------------------------
REDEEMING FUND SHARES

WHEN CAN I REDEEM SHARES?
                        You may redeem all or some of your shares on any day that the Fund is open for business.

                        - Redemption requests received by The One Group Services
                          Company before 4:00 p.m. ET (or when the NYSE closes) will be effective that day.

 HOW DO I REDEEM SHARES?- Unless you have selected the telephone option on your
                          Account Application Form, you must send a written redemption request to your Shareholder Servicing Agent, if applicable, or to State Street Bank and Trust Company at the following address:

                            ONE GROUP
                            C/O STATE STREET BANK AND TRUST COMPANY
                            P.O. BOX 8528
                            BOSTON, MA 02266-8528

                        - All requests for redemptions from IRA accounts must be
                          in writing.

                        - You may request redemption forms by calling The One
                          Group Services Company at 1-800-480-4111.

                        - State Street Bank and Trust Company may require that
                          the signature on your redemption request be guaranteed by a participant in the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program, unless:


                          1. the redemption is for shares worth $50,000 or less;
                             and



                          2. the redemption is payable to the shareholder of
                             record; and



                          3. the redemption check is mailed to the shareholder
                             at the record address or the redemption is payable by wire or bank transfer (ACH) to a pre-existing bank account.

                        - On the Account Application Form you may elect to have
                          the redemption proceeds mailed or wired to:

                          1. a designated commercial bank; or

                          2. your Shareholder Servicing Agent.

                        - State Street Bank and Trust Company may charge you a
                          wire redemption fee. The current charge is $7.00.

                        - Your redemption proceeds will be paid within seven
                          days after receipt of the redemption request.

WHAT WILL MY SHARES BE
  WORTH?                - If you own Class A and Class I shares and the Fund
                          receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV.

                        - If you own Class B or Class C shares and the Fund
                          receives your redemption request by 4:00 p.m. ET (or when the NYSE closes), you will receive that day's NAV, minus the amount of any applicable CDSC.

CAN I REDEEM BY
  TELEPHONE?            Yes, if you selected this option on your Account
                        Application Form.

                        - Call your Shareholder Servicing Agent or The One Group
                          Service Company at 1-800-480-4111 to relay your redemption request.

                        - Your redemption proceeds will be mailed or wired to
                          the commercial bank account you designated on your Account Application Form.

                        - State Street Bank and Trust Company may charge you a
                          wire redemption fee. The current charge is $7.00.

                        - One Group uses reasonable procedures to confirm that
                          instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, One Group will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.


                        - REDEMPTIONS FROM YOUR IRA ACCOUNT MAY NOT BE MADE BY
                          TELEPHONE.


CAN I REDEEM ON A
  SYSTEMATIC BASIS?     If you have an account value of at least $10,000, you
                        may elect to receive monthly, quarterly or annual payments of not less than $100 each.

                        - Select the "Systematic Withdrawal Plan" option on the
                          Account Application Form.

                        - Specify the amount you wish to receive and the
                          frequency of the payments.

                        - You may designate a person other than yourself as the
                          payee.

                        - There is no charge for this service.

                        - If you select this option, please keep in mind that:

                          1. It may not be in your best interest to buy
                             additional Class A shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge.

22


                          2. If you own Class B or Class C shares, you or your
                             designated payee may receive systematic payments. The applicable Class B or Class C sales charge is waived provided your withdrawals do not exceed 10% annually, measured from the date you begin participating in the Plan. Shares received from dividend and capital gains reinvestment are included in calculating the 10%. Withdrawals in excess of 10% will subject the entire annual withdrawal to the applicable sales load.


                          3. If you are age 70 1/2, you may elect to receive
                             payments to the extent that the payment represents a minimum required distribution from an IRA or other qualifying retirement plan.

                          4. If the amount of the systematic payment exceeds the
                             income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

   ADDITIONAL INFORMATION
    REGARDING REDEMPTIONS
-------------------------
                        - Generally, all redemptions will be for cash. However,
                          if you redeem shares worth $500,000 or more of the Fund's assets, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes NAV. This process minimizes the affect of large redemptions on the Fund and its remaining shareholders.


                        - If you redeem shares for which you paid by check, and
                          One Group has not yet received payment on the check, One Group will delay forwarding your redemption proceeds until payment has been collected from your bank.


                        - Because of the high cost of handling small
                          investments, One Group charges a sub-minimum account fee. Accounts which fall under the minimum required balance due to shareholder redemptions will be assessed an annual fee of $10.00 per Fund. The sub-minimum account fee will not apply to IRA accounts and the accounts of employees of Bank One Corporation and its affiliates.

                        - One Group may suspend your ability to redeem when:

                          1. Trading on the New York Stock Exchange ("NYSE") is
                             restricted.

                          2. The NYSE is closed (other than weekend and holiday
                             closings).

                          3. The SEC has permitted a suspension.

                          4. An emergency exists.

                          The Statement of Additional Information offers more
                        details about this process.

                        - You generally will recognize a gain or loss on a
                          redemption for Federal income tax purposes. You should talk to your tax advisor before making a redemption.

--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

          VOTING RIGHTS
-----------------------
                        The Fund does not hold annual shareholder meetings, but may hold special meetings. The special meetings are held, for example, to elect or remove Trustees, change the Fund's fundamental investment objective, or approve an investment advisory contract.

                        As a Fund shareholder, you have one vote for each share that you own. Each Fund, and each class of shares within each Fund, vote separately on matters relating solely to that Fund or class, or which affect that Fund or class differently. However, all shareholders will have equal voting rights on matters that affect all shareholders equally.

      DIVIDEND POLICIES
-----------------------
                        DIVIDENDS. The Fund generally declares dividends on the last business day of each year. Dividends for the Fund are distributed on the first business day of the next month after they are declared. Capital gains, if any, for the Fund are distributed at least annually.

                        The Fund pays dividends and distributions on a per-share basis. This means that the value of your shares will be reduced by the amount of the payment. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

                        Dividends payable on Class I shares will be more than those payable on other classes of shares. This is because Class A, Class B and Class C shares have higher distribution expenses.

                        DIVIDEND REINVESTMENT. You automatically will receive all income dividends and capital gain distributions in additional shares of the same Fund and class, unless you have elected to take such payment in cash. The price of the shares is the NAV determined immediately following the dividend record date. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

                        If you want to change the way in which you receive dividends and distributions, you must write to State Street Bank & Trust Company at P.O. Box 8528, Boston, MA 02266-8528, at least 15 days prior to the distribution. The change is effective upon receipt by State Street. You also may call The One Group Services Company at 1-800-480-4111 to make this change.

                        SPECIAL DIVIDEND RULES FOR CLASS B SHARES. Class B shares received as dividends and capital gains distributions will be accounted for separately. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a percentage of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

24

            TAX TREATMENT
          OF SHAREHOLDERS
-------------------------
                        TAXATION OF SHAREHOLDER TRANSACTIONS. A sale, exchange, or redemption of Fund shares generally will produce either a taxable gain or a loss. You are responsible for any tax liabilities generated by your transactions. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

              TAXATION OF
            DISTRIBUTIONS
-------------------------
                        The Fund will distribute substantially all of its net investment income (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses) and net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) on at least an annual basis. Dividends you receive from the Fund, whether reinvested or received in cash, will be taxable to you. Dividends from the Fund's net investment income will be taxable as ordinary income and distributions from the Fund's long-term capital gains will be taxable to you as such, regardless of how long you have held the shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund prior to your investment (and thus were included in the price you paid).

                        Dividends paid in January, but declared in October, November or December of the previous year, will be considered to have been paid in the previous year.

              TAXATION OF
         RETIREMENT PLANS
-------------------------
                        Distributions by the Fund to qualified retirement plans generally will not be taxable. However, if shares are held by a plan that ceases to qualify for tax-exempt treatment or by an individual who has received shares as a distribution from a retirement plan, the distributions will be taxable to the plan or individual as described in "Taxation of Distributions." If you are considering purchasing shares with qualified retirement plan assets, you should consult your tax advisor for a more complete explanation of the Federal, state, local and (if applicable) foreign tax consequences of making such an investment.

          TAX INFORMATION
-------------------------
                        The Form 1099 that is mailed to you every January details your dividends and their federal tax category. Even though the Fund provides you with this information, you are responsible for verifying your tax liability with your tax professional. For additional tax information see the Statement of Additional Information. Please note that this tax discussion is general in nature; no attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Fund or its shareholders.

    SHAREHOLDER INQUIRIES
-------------------------
                        If you have any questions or need additional information, please write The One Group Services Company at 3435 Stelzer Road, Columbus, OH 43219, call 1-800-480-4111 or visit www.onegroup.com.

                REPORTING
-------------------------
                        In March and September you will receive a financial report from One Group. In addition, One Group will periodically send you proxy statements and other reports.

                                                                              25
ONE GROUP(R)

------------------------------------

                                   Management of
                                   One Group Mutual Funds

--------------------------------------------------------------------------------
          THE ADVISOR   Banc One Investment Advisors (1111 Polaris Parkway, P.O.
                        Box 710211, Columbus, Ohio 43271-0211) makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Investment Advisors performs its responsibilities subject to the supervision of, and policies established by, the Trustees of One
                        Group Mutual Funds. Banc One Investment Advisors has served as investment advisor to the Trust since its inception. In addition, Banc One Investment Advisors serves as investment advisor to other mutual funds and individual corporate, charitable, and retirement accounts. As of June 30, 1999, Banc One Investment
                        Advisors, an indirect wholly-owned subsidiary of Bank
                        One Corporation, managed over $126 billion in assets.

--------------------------------------------------------------------------------

       ADVISORY FEES    Banc One Investment Advisors is paid a fee based on an
                        annual percentage of the average daily net assets of the Fund. Under the investment advisory agreement with the Fund, Banc One Investment Advisors is entitled to a fee, which is calculated daily and paid monthly, equal to 1.00% of the assets of the Fund.


--------------------------------------------------------------------------------
THE FUND MANAGERS       The Fund is managed by a team of Fund managers, research
                        analysts, and other investment management professionals.
                        Each team member makes recommendations about the securities in the Fund. The research analysts provide in-depth industry analysis and recommendations, while the portfolio managers determine strategy, industry weightings, Fund holdings, and cash positions.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS    This section normally would include Financial Highlights
                        for the Fund. Because the Fund had not begun operations as of June 30, 1999, there are no Financial Highlights for the Fund.

26
ONE GROUP(R)

------------------------------------

                                    Appendix A
--------------------------------------------------------------------------------
INVESTMENT PRACTICES    The Fund invests in a variety of securities and employs
                        a number of investment techniques. Each security and technique involves certain risks. What follows is a list of some of the securities and techniques utilized by the Fund, as well as the risks inherent in their use. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. For a more complete discussion, see the Statement of Additional Information.

                        Following the table is a more complete discussion of risk.

                                                                                                           RISK
                                      INSTRUMENT                                                           TYPE
---------------------------------------------------------------------------------------------------------------------
                                      U.S. Treasury Obligations: Bills, notes, bonds,                      Market
                                      STRIPS, and CUBES.
                                      -------------------------------------------------------------------------------
                                      Treasury Receipts: TRS, TIGRs, and CATS.                             Market
                                      -------------------------------------------------------------------------------
                                      U.S. Government Agency Securities: Securities                        Market
                                      issued by agencies and instrumentalities of the                      Credit
                                      U.S. Government. These include Ginnie Mae, Fannie
                                      Mae, and Freddie Mac.
                                      -------------------------------------------------------------------------------
                                      Certificates of Deposit: Negotiable instruments                      Market
                                      with a stated maturity.                                              Credit
                                                                                                           Liquidity
                                      -------------------------------------------------------------------------------
                                      Time Deposits: Non-negotiable receipts issued by a                   Liquidity
                                      bank in exchange for the deposit of funds.                           Credit
                                                                                                           Market
                                      -------------------------------------------------------------------------------
                                      Common Stock: Shares of ownership of a company.                      Market
                                      -------------------------------------------------------------------------------
                                      Repurchase Agreements: The purchase of a security                    Credit
                                      and the simultaneous commitment to return the                        Market
                                      security to the seller at an agreed upon price on                    Liquidity
                                      an agreed upon date. This is treated as a loan.
                                      -------------------------------------------------------------------------------
                                      Reverse Repurchase Agreements: The sale of a                         Market
                                      security and the simultaneous commitment to buy                      Leverage
                                      the security back at an agreed upon price on an
                                      agreed upon date. This is treated as a borrowing
                                      by the Fund.
                                      -------------------------------------------------------------------------------

                                                                                                           RISK
                                      INSTRUMENT                                                           TYPE
---------------------------------------------------------------------------------------------------------------------
                                      Securities Lending: The lending of up to 33 1/3%                     Credit
                                      of the Fund's total assets. In return the Fund                       Market
                                      will receive cash, other securities, and/or                          Leverage
                                      letters of credit as collateral.
                                      -------------------------------------------------------------------------------
                                      When-Issued Securities and Forward Commitments:                      Market
                                      Purchase or contract to purchase securities at a                     Leverage
                                      fixed price for delivery at a future date.                           Liquidity
                                                                                                           Credit
                                      -------------------------------------------------------------------------------
                                      Investment Company Securities: Shares of other                       Market
                                      mutual funds, including One Group money market
                                      funds and shares of other money market funds for
                                      which Banc One Investment Advisors or its
                                      affiliates serve as investment advisor or
                                      administrator. Banc One Investment Advisors will
                                      waive certain fees when investing in funds for
                                      which it serves as investment advisor.
                                      -------------------------------------------------------------------------------
                                      Convertible Securities: Bonds or preferred stock                     Market
                                      that can convert to common stock.                                    Credit
                                      -------------------------------------------------------------------------------
                                      Call and Put Options: A call option gives the                        Management
                                      buyer the right to buy, and obligates the seller                     Liquidity
                                      of the option to sell, a security at a specified                     Credit
                                      price at a future date. A put option gives the                       Market
                                      buyer the right to sell, and obligates the seller                    Leverage
                                      of the option to buy, a security at a specified
                                      price at a future date. The Fund will sell only
                                      covered call and secured put options.
                                      -------------------------------------------------------------------------------
                                      Futures and Related Options: A contract providing                    Management
                                      for the future sale and purchase of a specified                      Market
                                      amount of a specified security, class of                             Credit
                                      securities, or an index at a specified time in the                   Liquidity
                                      future and at a specified price.                                     Leverage
                                      -------------------------------------------------------------------------------
                                      Real Estate Investment Trusts ("REITS"): Pooled                      Liquidity
                                      investment vehicles which invest primarily in                        Management
                                      income producing real estate or real estate                          Market
                                      related loans or interest.                                           Regulatory
                                                                                                           Tax
                                                                                                           Prepayment
                                      -------------------------------------------------------------------------------
                                      Bankers' Acceptances: Bills of exchange or time                      Credit
                                      drafts drawn on and accepted by a commercial bank.                   Liquidity
                                      Maturities are generally six months or less.                         Market
                                      -------------------------------------------------------------------------------

28


                                                                                                           RISK
                                      INSTRUMENT                                                           TYPE
---------------------------------------------------------------------------------------------------------------------
                                      Commercial Paper: Secured and unsecured short-term                   Credit
                                      promissory notes issued by corporations and other                    Liquidity
                                      entities. Maturities generally vary from a few                       Market
                                      days to nine months.
                                      -------------------------------------------------------------------------------
                                      Foreign Securities: Stocks issued by foreign                         Market
                                      companies, as well as commercial paper of foreign                    Political
                                      issuers and obligations of foreign banks, overseas                   Liquidity
                                      branches of U.S. banks and supranational entities.                   Foreign
                                      Includes American Depositary Receipts, Global                        Investment
                                      Depositary Receipts, American Depositary
                                      Securities, and European Depositary Receipts.
                                      -------------------------------------------------------------------------------
                                      Restricted Securities: Securities not registered                     Liquidity
                                      under the Securities Act of 1933, such as                            Market
                                      privately placed commercial paper and Rule 144A
                                      securities.
                                      -------------------------------------------------------------------------------
                                      Variable and Floating Rate Instruments:                              Credit
                                      Obligations with interest rates which are reset                      Liquidity
                                      daily, weekly, quarterly or some other period and                    Market
                                      which may be payable to the Fund on demand.
                                      -------------------------------------------------------------------------------
                                      Rights and Warrants: Securities, typically issued                    Market
                                      with preferred stock or bonds, that give the                         Credit
                                      holder the right to buy a proportionate amount of
                                      common stock at a specified price.
                                      -------------------------------------------------------------------------------
                                      Preferred Stock: A class of stock that generally                     Market
                                      pays a dividend at a specified rate and has
                                      preference over common stock in the payment of
                                      dividends and in liquidation.
                                      -------------------------------------------------------------------------------
                                      Mortgage-Backed Securities: Debt obligations                         Prepayment
                                      secured by real estate loans and pools of loans.                     Market
                                      These include collateralized mortgage obligations                    Credit
                                      ("CMOs") and Real Estate Mortgage Investment                         Regulatory
                                      Conduits ("REMICs").
                                      -------------------------------------------------------------------------------
                                      Corporate Debt Securities: Corporate bonds and                       Market
                                      non-convertible debt securities.                                     Credit
                                      -------------------------------------------------------------------------------
                                      Swaps, Caps and Floors: The Fund may enter into                      Management
                                      these transactions to manage its exposure to                         Credit
                                      changing interest rates and other factors. Swaps                     Liquidity
                                      involve an exchange of obligations by two parties.                   Market
                                      Caps and floors entitle a purchaser to a principal
                                      amount from the seller of the cap or floor to the
                                      extent that a specified index exceeds or falls
                                      below a predetermined interest rate or amount.
                                      -------------------------------------------------------------------------------

                                                                                                           RISK
                                      INSTRUMENT                                                           TYPE
---------------------------------------------------------------------------------------------------------------------
                                      New Financial Products: New options and futures                      Management
                                      contracts and other financial products continue to                   Credit
                                      be developed and the Fund may invest in such                         Market
                                      options, contracts and products.                                     Liquidity
                                      -------------------------------------------------------------------------------
                                      Index Shares: Ownership interest in unit                             Market
                                      investment trusts and other pooled investment
                                      vehicles that hold a portfolio of securities or
                                      stocks designed to track the price performance and
                                      dividend yield of a particular index including
                                      Standard & Poor's Depository Receipts ("SPDRs")
                                      and Nasdaq-100s.
                                      -------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 INVESTMENT RISKS       Below is a more complete discussion of the types of
                        risks inherent in the securities and investment techniques listed above. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund.
                        Certain investments are more susceptible to these risks than others


                        - Credit Risk. The risk that the issuer of a security,
                          or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

                        - Leverage Risk. The risk associated with securities or
                          practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.


                          - Hedged. When a derivative (a security whose value is
                            based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


                          - Speculative. To the extent that a derivative is not
                            used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

30

                        - Liquidity Risk. The risk that certain securities may
                          be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

                        - Management Risk. The risk that a strategy used by the
                          Fund's management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

                        - Market Risk. The risk that the market value of a
                          security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

                        - Political Risk. The risk of losses attributable to
                          unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

                        - Foreign Investment Risk. The risk associated with
                          higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also my affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

                        - Prepayment Risk. The risk that the principal repayment
                          of a security will occur at an unexpected time, especially that the repayment of a mortgage or asset-backed security occurs either significantly sooner or later than expected. Changes in prepayment rates can result in greater price and yield volatility. Prepayments generally accelerate when interest rates decline. When mortgage and other obligations are prepaid, the Fund may have to reinvest in securities with a lower yield. Further, with early prepayment, the Fund may fail to recover any premium paid, resulting in an unexpected capital loss.

                        - Tax Risk. The risk that the issuer of the securities
                          will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress, thereby affecting the value of outstanding securities.

                        - Regulatory Risk. The risk associated with Federal and
                          state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

                        - Zero Coupon Risk. The market prices of securities
                          structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

                           (Intentionally Left Blank)

--------------------------------------------------------------------------------
                        If you want more information about the Fund, the following documents are free upon request:

                        ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                        STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Fund and is incorporated into this prospectus by reference.

                        HOW CAN I GET MORE INFORMATION? You can get a free copy of the semi-annual/ annual reports or the SAI, request other information or discuss your questions about the Fund by calling 1-800-480-4111 or by writing the Fund at:

                        one group(R) mutual funds
                        3435 stelzer road
                        columbus, ohio 43219

                        You can also review and copy the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission ("SEC"). (For information about the SEC's Public Reference Room call 1-202-942-8090). You can also get reports and other information about the Fund from the EDGAR Database on the SEC's web site at http://www.sec.gov. Copies of this information also may be obtained, after paying a copying charge, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington,D.C. 20549-6009

                        (Investment Company Act File No. 811-4236)


                                    TOG-F-133                   [ONE GROUP LOGO]